Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
19.	Subsequent events
In January 2022, the Group entered into an agreement of establishing a joint venture company Beijing Xinxiang future technology development Co., Ltd (“Xinxiang”) with Beijing Renren Intelligent Technology Co., Ltd (“Renren”). The Group will hold 43% equity interests for a total consideration of RMB4,300,000. The Group has paid RMB3,200,000 in February 2022. With Renren’s expertise in nursing and emergency treatment, the Group can develop vocational education in health care industry.
On April 18, 2021, the Group entered into the supplemental agreement with Beijing S.K. Pursuant to the supplemental, the Group acquired
 100%

equity interest of Beijing Pengxiang Tianxia Education Technology Co., LTD (“Beijing P.X.”) with wholly owned subsidiary Beijing Chuangmei Weiye Enterprise Management Co., LTD. (“Chuangmei Weiye”) and Hainan Jiangcai Vocational Skills Training School Co. LTD (“Hainan Jiangcai”), along with Langfang City Rail Transit Technical School (“Langfang School”), from Beijing S.K. with the consideration of
RMB53,400,000.
With respect to the remaining prepayment of RMB46,600,000 and its interest, the Group has the right to conduct the acquisition for other vocational education schools under the control of Beijing S.K, which will be completed within one year. Beijing P.X. owned the sponsorship interest of Langfang School, but due to the influence of COVID-19, the procedures to change the former sponsor of Langfang School to Beijing P.X. has not been completed until the issuance of the consolidated financial statements. On April 24, 2022, the Group entered into a supplemental agreement on the transfer of the target company with Beijing S.K., Beijing P.X. and certain other parties, in respect of the confirmation on consolidating Beijing P.X. into the financial statements from January 1, 2022.
The Company has evaluated subsequent events through the issuance of the consolidated financial statements and noted that there are no other subsequent events.